Mezzanine Equity	6 Months Ended
Jun. 30, 2025
Temporary Equity Disclosure [Abstract]
Mezzanine Equity
11.
MEZZANINE EQUITY

On January 11, 2024, the Company issued 161,977,511 Series B+ redeemable preference shares to two convertible debts holders who converted their convertible debts (see Note 7).

The activities of the Preference Shares for the six months ended June 30, 2024 are as follows:

	Series Angel preference shares	Series Angel redeemable preference shares	Series A redeemable preference shares	Series A+ redeemable preference shares	Series B redeemable preference shares	Series B+ redeemable preference shares	Total
	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount
	USD	USD	USD	USD	USD	USD	USD
Balance as of January 1, 2024	1,176,340	1,176,340	8,043,015	3,795,370	25,825,948	—	40,017,013
Accretion of redeemable preference shares	—	—	249,314	—	422,304	69,233	740,851
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	—	—	—	—	—	9,651,560	9,651,560
Balance as of June 30, 2024	1,176,340	1,176,340	8,292,329	3,795,370	26,248,252	9,720,793	50,409,424